Document and Entity Information	May 31, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001692787
Document Type	8-K/A
Document Period End Date	May 31, 2023
Entity Registrant Name	Kinetik Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38048
Entity Tax Identification Number	81-4675947
Entity Address, Address Line One	2700 Post Oak Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	621-7330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	KNTK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Kinetik Holdings Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on June 2, 2023 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2023 annual meeting of stockholders held on May 31, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding whether advisory votes on the compensation of the Company’s named executive officers required by Section 14A of the Securities Exchange Act of 1934 (“say-on-pay”) should be held every one, two or three years. No other changes have been made to the Original Form 8-K.